RESTRUCTURING	12 Months Ended
Dec. 31, 2012
Restructuring And Related Activities [Abstract]
RESTRUCTURING

2. RESTRUCTURING

The Company’s restructuring activities are undertaken as necessary to execute management’s strategy and streamline operations, consolidate and take advantage of available capacity and resources, and ultimately achieve net cost reductions. Restructuring activities include efforts to integrate and rationalize the Company’s businesses and to relocate manufacturing operations to best cost markets.

The costs contained within “Restructuring expense, net” in the Company’s consolidated statements of operations are comprised of two types: employee costs (principally termination benefits) and facility closure costs. Termination benefits are accounted for in accordance with FASB ASC 712 and are recorded when it is probable that employees will be entitled to benefits and the amounts can be reasonably estimated. Estimates of termination benefits are based on the frequency of past termination benefits, the similarity of benefits under the current plan and prior plans, and the existence of statutory required minimum benefits. Facility closure and other costs are accounted for in accordance with FASB ASC 420 and are recorded when the liability is incurred.

Estimates of restructuring expenses are based on information available at the time such charges are recorded. In certain countries where the Company operates, statutory requirements include involuntary termination benefits that extend several years into the future. Accordingly, severance payments continue well past the date of termination at many international locations. Thus, restructuring programs appear to be ongoing when, in fact, terminations and other activities have been substantially completed.

Management expects to finance its restructuring programs through cash generated from its ongoing operations or through cash available under its existing credit facility, subject to the terms of applicable covenants. Management does not expect that the execution of such programs will have an adverse impact on its liquidity position.

The following table is a summary of the Company’s consolidated restructuring liabilities and related activity for 2012, 2011 and 2010 by reporting segment. “PT,” represents Powertrain and “VCS” represents Vehicle Components Solutions.

	PT	VCS	Total Reporting Segment	Corporate	Total Company
	(Millions of Dollars)

Balance at January 1, 2010	$44	$8	$52	$3	$55
Provisions	12	4	16	—	16
Reversals	(7)	(1)	(8)	—	(8)
Payments	(27)	(8)	(35)	(1)	(36)
Foreign currency	(3)	—	(3)	—	(3)

Balance at December 31, 2010	19	3	22	2	24
Provisions	7	2	9	—	9
Reversals	(3)	(1)	(4)	—	(4)
Payments	(17)	(3)	(20)	(1)	(21)

Balance at December 31, 2011	6	1	7	1	8
Provisions	6	16	22	4	26
Reversals	(1)	—	(1)	—	(1)
Payments	(7)	(6)	(13)	(2)	(15)
Reclassification to pension liability	—	(6)	(6)	—	(6)

Balance at December 31, 2012	$4	$5	$9	$3	$12

The following table provides a summary of the Company’s consolidated restructuring liabilities and related activity for each type of exit cost for 2012, 2011 and 2010. As the table indicates, facility closure costs are typically paid within the year of incurrence.

	Employee Costs	Facility Costs	Total
	(Millions of Dollars)

Balance at January 1, 2010	$55	—	55
Provisions	10	6	16
Reversals	(8)	—	(8)
Payments	(30)	(6)	(36)
Foreign currency	(3)	—	(3)

Balance at December 31, 2010	24	—	24
Provisions	4	5	9
Reversals	(4)	—	(4)
Payments	(16)	(5)	(21)

Balance at December 31, 2011	8	—	8
Provisions	25	1	26
Reversals	(1)	—	(1)
Payments	(14)	(1)	(15)
Reclassification to pension liability	(6)	—	(6)

Balance at December 31, 2012	$12	$—	$12

Due to the inherent uncertainty involved in estimating restructuring expenses, actual amounts paid for such activities may differ from amounts initially estimated. Accordingly, the Company reversed $1 million, $4 million and $8 million of previously recorded liabilities in 2012, 2011 and 2010, respectively. Such reversals result from: changes in estimated amounts to accomplish previously planned activities; changes in expected (based on historical practice) outcome of negotiations with labor unions, which reduced the level of originally committed actions; newly implemented government employment programs, which lowered the expected cost; and changes in approach to accomplish restructuring activities.

Activities under “Restructuring 2012” Program

In June 2012, the Company announced a restructuring plan (“Restructuring 2012”) to reduce or eliminate capacity at several high cost VCS facilities and transfer production to lower cost locations. Restructuring 2012 is anticipated to be completed within two years. In connection with Restructuring 2012, the Company expects to incur restructuring charges totaling approximately $15 million.

The following table provides a summary of the Company’s Restructuring 2012 liabilities and related activity for each type of exit cost as of and for the year ended December 31, 2012:

	Employee Costs	Facility Costs	Total
	(Millions of Dollars)

Balance at January 1, 2012	$—	$—	$—
Provisions	11	—	11
Payments	(1)	—	(1)
Reclassification to pension liability	(6)	—	(6)

Balance at December 31, 2012	$4	$—	$4

Net Restructuring 2012 costs by type of exit cost are as follows:

	Total Expected Costs	Costs in 2012	Estimated Additional Costs
	(Millions of Dollars)

Employee costs	$12	$11	$1
Facility costs	3	—	3

	$15	$11	$4

Activities under Global “Restructuring 2009” Program

An unprecedented downturn in the global automotive industry and global financial markets led the Company to announce, in September and December 2008, certain restructuring actions, herein referred to as “Restructuring 2009,” designed to improve operating performance and respond to increasingly challenging conditions in the global automotive market.

The following table provides a summary of the Company’s Restructuring 2009 liabilities and related activity as of and for the years ended December 31, 2012, 2011 and 2010 by reporting segment:

	PT	VCS	Total Reporting Segment	Corporate	Total
	(Millions of Dollars)

Balance at January 1, 2010	$43	$8	$51	$1	$52
Provisions	7	1	8	—	8
Reversals	(7)	(1)	(8)	—	(8)
Payments	(25)	(5)	(30)	(1)	(31)
Foreign currency	(3)	—	(3)	—	(3)

Balance at December 31, 2010	15	3	18	—	18
Provisions	4	—	4	—	4
Reversals	(3)	(1)	(4)	—	(4)
Payments	(12)	(1)	(13)	—	(13)

Balance at December 31, 2011	4	1	5	—	5
Provisions	1	—	1	—	1
Reversals	(1)	—	(1)	—	(1)
Payments	(2)	(1)	(3)	—	(3)

Balance at December 31, 2012	$2	$—	$2	$—	$2

The following table provides a summary of the Company’s Restructuring 2009 liabilities and related activity for each type of exit cost for 2012, 2011 and 2010. As the table indicates, facility closure costs are typically paid within the year of incurrence.

	Employee Costs	Facility Costs	Total
	(Millions of Dollars)

Balance at January 1, 2010	$52	$—	$52
Provisions	3	5	8
Reversals	(8)	—	(8)
Payments	(26)	(5)	(31)
Foreign currency	(3)	—	(3)

Balance at December 31, 2010	18	—	18
Provisions	1	3	4
Reversals	(4)	—	(4)
Payments	(10)	(3)	(13)

Balance at December 31, 2011	5	—	5
Provisions	—	1	1
Reversals	(1)	—	(1)
Payments	(2)	(1)	(3)

Balance at December 31, 2012	$2	$—	$2

The Company incurred total expenses of $157 million since the inception of this program, of which $146 million were employee costs and $11 million were facility closure costs. The Company does not expect to incur any additional costs under the Restructuring 2009 Program. Cumulative net charges related to Restructuring 2009 are as follows (in millions of dollars):

Total Incurred Costs

Powertrain	$110
Vehicle Components Solutions	42
Corporate	5

$157

Other Restructuring Activities

During the years ended December 31, 2012, 2011 and 2010, the Company recorded $14 million, $5 million and $8 million, respectively, in net restructuring expenses outside of Restructuring 2009 and Restructuring 2012. The Company recorded $14 million in employee costs related to other restructuring activities during 2012. The Company recorded $3 million in employee costs and $2 million in facility closure costs related to other restructuring activities during 2011. The Company recorded $7 million in employee costs and $1 million in facility closure costs related to other restructuring activities during 2010.